Income Taxes, Effective Income Tax Expense and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 9,485	$ 11,204	$ 11,641
Statutory federal income tax expense, rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 926	$ 1,004	$ 1,025
State and local taxes on income, net of federal income tax benefit, rate	3.40%	3.10%	3.10%
Tax-exempt interest	$ (812)	$ (725)	$ (641)
Tax-exempt interest, rate	(3.00%)	(2.20%)	(1.90%)
Tax credits	$ (1,419)	$ (1,251)	$ (1,108)
Tax credits, rate	(5.20%)	(3.90%)	(3.30%)
Non-deductible accruals	$ 1,320	$ 81	$ 25
Non-deductible accruals, rate	4.90%	0.30%	0.10%
Tax reform	$ (3,713)	$ 0	$ 0
Tax reform, rate	(13.70%)	0.00%	0.00%
Other	$ (870)	$ (238)	$ (577)
Other, rate	(3.30%)	(0.80%)	(1.80%)
Income tax expense	$ 4,917	$ 10,075	$ 10,365
Effective income tax rate	18.10%	31.50%	31.20%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 3,900
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	$ 173